Accrued Expenses	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued Expenses

Note 14 - Accrued Expenses

Accrued expenses as of December 31, 2018 and 2017 were as follows:

	December 31,
	2018	2017
Accrued legal	$90,000	$90,000
Accrued sales commission	42,000	40,000
Accrued research and development	65,000	-
Accrued accounting	8,000	11,000
Accrued interest	2,000	18,000
Accrued other	189,000	59,000
	$396,000	$218,000